UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number           811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end:  March 31

Date of reporting period:          September 27, 2022 (since inception) - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Company	Ticker	CUCIP	Vote By Date	Date Voted	Ballot Items	FOR Votes	AGAINST Votes	Against Management?	Issuer/ Shareholder Proposal	Description
Natural Grocers	NGVC	63888U10	2/28/23	2/7/23	1		x	Y	I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Analog Devices	ADI	03265410	3/7/23	2/7/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant

				Total	4

Qualcomm	QCOM	74752510	3/7/23	2/7/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Approval of the company's long term incentive plan for 2023
					4		x	Y	I	Executive Compensation

				Total	4

Applied Materials	AMAT	03822210	3/8/23	2/21/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant
					5		x		S	Shareholder proposal to amend governing documents to allow owners of a combined 10% common stock the power to call special meetings
					6	x		Y	S	Shareholder proposal to improve the executive comp program and policy to include CEO pay ratio factor

				Total	6

Apple, Inc.	AAPL	03783310	3/9/23	2/21/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x		Y	S	Stockholder proposal entitled " civil rights and non-discrimination audit proposal"
					6	x		Y	S	Stockholder proposal entitled "communist China audit"
					7		x		S	Stockholder proposal on Board policy for communication with shareholder proponents
					8	x		Y	S	Stockholder proposal entitled "racial and gender pay gaps"
					9		x		S	Stockholder proposal entitled "shareholder proxy access amendments"

				Total	9

SK Telecom	SKM	78440P30	3/22/23	3/8/23	1	x			I	Approval of financial statements
					2		x	Y	I	Grant of Stock Options
					3	x			I	Election of Directors
					4	x			I	Appointment of Audit Committee members
					5	x			I	Approval of ceiling amount of remuneration for Directors

				Total	5

Danone	DANOY	23636T10	4/18/23	3/8/23	1	x			I	Approval of the statutory financial statements for the fiscal year ended December 31st, 2022;
					2	x			I	Approval of the consolidated financial statements for the fiscal year ended December 31st, 2022;
					3	x			I	Allocation of earnings for the fiscal year ended December 31st, 2022, and setting of the dividend
					4	x			I	Election of Directors
					5	x			I	Election of Directors
					6	x			I	Election of Directors
					7	x			I	Election of Directors
					8		x	Y	I	Approval of the information regarding the compensation of the corporate officers
					9		x	Y	I	Executive Compensation
					10		x	Y	I	Executive Compensation
					11		x	Y	I	Executive Compensation
					12	x			I	Executive Compensation
					13		x	Y	I	Executive Compensation
					14	x			I	Authorization granted to the Board of Directors to purchase, retain or transfer the Company’s shares
					15	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					16	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					17	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					18	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					19	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					20	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					21	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					22	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					23	x			I	Extraordinary Shareholders provision and rights of the board in delegating ordinary shares and securities
					24	x			I	Authorization granted to the Board of Directors to reduce the share capital by cancelling shares;
					25	x			I	Powers to carry out formalities

				Total	25

ASML Holdings NV	ASML	N0705921	4/17/23	4/10/23	3a		x	Y	I	Advisory vote on the remuneration report
					3b	x			I	Adoption of financial statements for ye 2022
					3c	x			I	Adoption of financial statements for ye 2022
					3d	x			I	Adopt a dividend in respect of ye 2022
					4a	x			I	Proposal to discharge board members from liability for ye 2022
					4b	x			I	Proposal to discharge members of the supervisory board from liability for ye 2022
					5	x			I	Approve number of shares for the BoD
					6a		x	Y	I	Amend the remuneration policy for the supervisory board
					6b		x	Y	I	Amend the remuneration of the members of the supervisory board
					8a	x			I	Election of Directors
					8b	x			I	Election of Directors
					9	x			I	Appointment of independent auditor/public accountant
					10a	x			I	Approval to issues shares of up to 5% for general purpose and 5% in connection with mergers or acquisitions
					10b	x			I	Authorization of the Board to restrict or execute pre-emption rights re 10a
					11		x	Y	I	Authorization of the Board to repurchase ordinary shares up to 10%
					12		x	Y	I	Proposal to cancel ordinary shares

				Total	16

International Business Machines	IBM	45920010	4/24/23	3/9/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5		x		S	Stockholder proposal to have an independent board chair
					6	x		Y	S	Stockholder proposal requesting public report on lobbying activities
					7	x		Y	S	Stockholder proposal requesting public report on congruency in China business operations and ESG activities
					8	x		Y	S	Stockholder proposal requesting a public report on harassment and discrimination prevention efforts

				Total	8

LI-Cycle Holdings Corp	LICY	50202P10	4/24/23	4/20/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Advanced Energy Industries, Inc.	AEIS	00797310	4/26/23	3/31/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Approval of the company's Omnibus Incentive Plan

				Total	5

Pluri Inc.	PLUR	72942G10	4/26/23	4/17/23	1		x	Y	I	Election of Directors
					2		x	Y	I	Proposal to increase the number of authorized common shares
					3		x	Y	I	Appointment of independent auditor/public accountant
					4		x	Y	I	Executive Compensation

				Total	4

Moderna, Inc.	MRNA	60770K10	5/2/23	4/17/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant
					4		x		S	Shareholder proposal requesting special reporting on transferring intellectual property

				Total	4

Cadence Design Systems, Inc.	CDNS	12738710	5/3/23	4/19/23	1	x			I	Election of Directors
					2	x			I	Approval of the company's Omnibus Equity Incentive Plan
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Appointment of independent auditor/public accountant
					6		x		S	Stockholder proposal to remove the one-year holding period requirement to call a special stockholder meeting

				Total	6

Trex Company, Inc.	TREX	89531P10	5/3/23	4/19/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Approve the 2023 Stock Incentive Plan
					5	x			I	Appointment of independent auditor/public accountant

				Total	5

First Solar, Inc.	FSLR	33643310	5/8/23	4/11/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp

				Total	4

Sunpower Corporation	SPWR	86765240	5/10/23	4/26/23	1		x	Y	I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant

				Total	4

Interface, Inc.	TILE	45866530	5/14/23	4/27/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant

				Total	4

Alexandria Real Estate Equities, Inc	ARE	01527110	5/15/23	4/28/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant

				Total	4

Tesla, Inc.	TSLA	88160R10	5/15/23	5/5/23	1		x	Y	I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant
					5	x			S	Stockholder proposal regarding reporting on key-person risk

				Total	5

Enphase Energy, Inc.	ENPH	29355A10	5/16/23	5/2/23	1		x	Y	I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant

				Total	3

Personalis, Inc.	PSNL	71535D10	5/16/23	5/1/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation

				Total	3

Vornado Realty Trust	VNO	92904210	5/17/23	5/4/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Approval of the Company's 2023 Omnibus Share Plan

				Total	5

Boston Properties	BXP	10112110	5/22/23	5/8/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant
I
				Total	4

Kilroy Realty Corporation	KRC	49427F10	5/23/23	5/11/23	1	x			I	Election of Directors
					2	x			I	Approval of the Company's Incentive Award Plan
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Appointment of independent auditor/public accountant

				Total	5

Pacific Biosciences of CA	PACB	69404D10	5/23/23	5/11/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5		x	Y	I	Approve retention of the classified structure of the Board

				Total	5

Sprouts Farmers Market, Inc.	SFM	85208M10	5/23/23	5/11/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant

				Total	3

TPI Composites, Inc	TPIC	87266J10	5/23/23	5/11/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Approval to declassify board
					5	x			I	Approval to eliminate supermajority voting requirements

				Total	5

Equinix Inc	EQIX	29444U70	5/24/23	5/11/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Appointment of independent auditor/public accountant
					5		x		S	Stockholder proposal related to shareholder ratification of termination pay

				Total	5

Horizon Technology Finance	HRZN	44045A10	5/24/23	4/24/23	1		x	Y	I	Election of Directors
					2	x			I	Approval of the investment management agreement between Horizon and the company's investment advisor

				Total	2

Hudson Pacific Properties, Inc.	HPP	44409710	5/24/23	5/11/23	1	x			I	Election of Directors
					2	x			I	Amendments to the Incentive Plan
					3	x			I	Appointment of independent auditor/public accountant
					4		x	Y	I	Executive Compensation
					5	x			I	Frequency of advisory votes on Exec Comp

				Total	5

Illumina, Inc.	ILMN	45232710	5/24/23	5/16/23	1	(1a-1i)	(1j-1l)		I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Amendments to the Stock Incentive Plan

				Total	5

Taiwan Semiconductor MFG	TSM	87403910	5/30/23	5/18/23	1	x			I	Approval of 2022 Business Report and Financial Statements
					2	x			I	Approval of employee RSU awards for 2023
					3	x			I	Revise the procedures for Endorsement and Guarantee
					4	x			I	Name change of Audit Committee to Audit & Risk Committee

				Total	4

Editas Medicine Inc	EDIT	28106W10	5/31/23	5/23/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant

				Total	3

Solaredge Tech Inc.	SEDG	83417M10	5/31/23	5/23/223	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Approval to declassify board
					6	x			I	Approval to eliminate supermajority voting requirements
					7	x			I	Approval of amendments to the certificate of incorporation

				Total	7

Sunrun Tech Inc	RUN	86771W10	5/31/23	5/23/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation
					4	x			I	Approval to declassify board
					5	x			I	Approval to eliminate supermajority voting requirements

				Total	5

Invitae Corop	NVTA	46185L10	6/2/23	5/23/23	1	x			I	Election of Directors
					2		x	Y	I	Issuance of shares of common stock to the conversion of notes and/or exercise of warrants on the change of control
					3		x	Y	I	Executive Compensation
					4	x			I	Appointment of independent auditor/public accountant

				Total	4

SL Green Realty, Corp	SLG	78440X88	6/4/23	5/25/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant
					4	x			I	Frequency of advisory votes on Exec Comp

				Total	4

Hannon Armstrong Sustainable	HASI	41068X10	6/6/23	5/25/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp

				Total	4

Quantumscape Corp	QS	74767V10	6/6/23	5/25/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation

				Total	3

CRISPR Therapeutics	CRSP	H1718210	6/6/23	5/25/23	1	x			I	Approval of financial statements for YE 2022
					2	x			I	Approval of financial results
					3	x			I	Discharge of the members of BoD and Executive Committee
					4	x			I	Election of Directors
					5		x	Y	I	Election of the Compensation Committee
					6	x			I	Executive Compensation
					7	x			I	Executive Compensation
					8	x			I	Approval of the capital band
					9	x			I	Approval of an increase in the conditional share capital for employee equity plans
					10	x			I	Approval of an amendment to the Stock Option and Incentive Plan
					11	x			I	Approval of a reduction in the maximum size of the BoD
					12	x			I	Approval of amendments to the article of association
					13	x			I	Re-election of independent voting rights representative
					14	x			I	Re-election of the auditors
					15	x			I	Transact on any other business that presents itself at the Annual General Meeting

				Total	15

Digital Reality Tr, Inc	DLR	25386810	6/7/23	5/30/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5		x		S	Stockholder proposal regarding reporting on concealment clauses
					6	x		Y	S	Stockholder proposal regarding inclusion in the workplace

				Total	6

Rapid 7, Inc	RPD	75342210	6/7/23	5/30/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation

				Total	3

Block, Inc	SQ	85223410	6/12/23	5/31/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant
					4		x		S	Stockholder proposal regarding the Diversity and Inclusion disclosures

				Total	4

Xpeng, Inc.	XPEV	98422D10	6/12/23	6/5/23	1	x			I	Adopt the audited consolidated financial statements for YE 2022
					2		x	Y	I	Election of Directors
					3		x	Y	I	Election of Directors
					4	x			I	Authorize Bod to fix the respective Directors rumeration
					5	x			I	Appointment of independent auditor/public accountant
					6		x	Y	I	Issue of Class A shares not exceeding 20% of the total at the date of the resolution passing
					7		x	Y	I	Approval of the Directors to repurchase shares not exceeding 10%
					8		x	Y	I	Extension of mandates 6&7
					9	x			I	Approval of amended articles of association

				Total	9

Arcturus Therapeutics Holdings	ARCT	03969T10	6/13/23	6/5/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant

				Total	3

Prime Medicine, Inc	PRME	74168J10	6/13/23	6/5/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Intella Therapeutics, Inc	NTLA	45826J10	6/13/23	6/5/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation
					4	x			I	Increase of authorized shares of common stock

				Total	4

10X Genomics, Inc.	TXG	88025U10	6/13/23	6/5/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation

				Total	3

Caribou Biosciences, Inc.	CRBU	14203810	6/14/23	6/6/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Universal Display Corp	OLED	91347P10	6/15/23	6/6/23	1	x			I	Election of Directors
					2	x			I	Approval of Equity Compensation
					3	x			I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Appointment of independent auditor/public accountant

				Total	5

Verve Therapeutics, Inc.	VERV	92539P10	6/15/23	6/6/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Fortinet, Inc.	FTNT	34959E10	6/15/23	6/6/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation
					4	x			I	Frequency of advisory votes on Exec Comp
					5	x			I	Amendment to the CoI to remove the supermajority voting requirement
					6	x			I	Amendment to the COI to permit the exculpation of officers from personal liability under new Delaware law

				Total	6

Curevac N.V.	CVAC	N2451R10	6/18/23	6/6/23	1	x			I	Adoption of annual accounts over the financial year 2022
					2	x			I	Release of managing directors from liability of their duties for FY 2022
					3	x			I	Release of supervisory directors for liability of their duties for FY 2022
					4	x			I	Election of Directors
					5	x			I	Appointment of independent auditor/public accountant

				Total	5

Rivian Automotive, inc.	RIVN	76954A10	6/20/23	6/13/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3	x			I	Executive Compensation
					4		x		S	Shareholder proposal requesting the adoption of a human rights policy

				Total	4

Brookfield Renewables	BEPC	11284V10	6/22/23	6/13/23	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Proterra Inc	PTRA	74374T10	6/22/23	6/13/23	1	x			I	Election of Directors
					2	x			I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant
					4	x			I	Issuance of shares of common stock on coverable notes
					5	x			I	Increase of authorized shares of common stock

				Total	5

Canadian Solar	CSIQ	13663510	6/23/23	6/15/23	1		x	Y	I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant

				Total	2

Steelcase, Inc.	SCS	85815520	7/11/23	6/20/23	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Frequency of advisory votes on Exec Comp
					4	x			I	Approval of Incentive Compensation Plan
					5	x			I	Appointment of independent auditor/public accountant

				Total	5

Company	Ticker	CUCIP	Vote By Date	Date of Vote	Ballot Items	FOR Votes	AGAINST Votes	Against Management?	Issuer/ Shareholder Proposal	Description
Azure Power Global	AZRE	V0393H10	9/29/22	9/20/22	1	x			I	Appointment of independent auditor/public accountant
					2	x			I	Election of Directors

				Total	2

Wolfspeed	WOLF	97785210	10/21/22	10/18/22	1	x			I	Election of Directors
					2	x			I	Appointment of independent auditor/public accountant
					3		x	Y	I	Executive Compensation

				Total	3

Lam Research Corp	LRCX	51280710	11/7/22	11/1/22	1	x			I	Election of Directors
					2		x	Y	I	Executive Compensation
					3	x			I	Appointment of independent auditor/public accountant

				Total	3

Jinkosolar Holding	JKS	47759T10	12/22/22	12/14/22	1		x	Y	I	Election of Directors
					2		x	Y	I	Election of Directors
					3	x			I	Appointment of independent auditor/public accountant
					4	x			I	Determine the remuneration of the company's auditors
					5	x			I	Director authorization to take all action that may effect resolutions 1-4

				Total	5

Kandi Technologies	KNDI	48370910	12/29/22	12/14/22	1		x	Y	I	Approval of company's reincorporation from the State of Delware to BVI
					2.1		x	Y	I	Election of Directors
					2.2		x	Y	I	Election of Directors
					2.3	x			I	Election of Directors
					2.4		x	Y	I	Election of Directors
					2.5		x	Y	I	Election of Directors
					2.6		x	Y	I	Election of Directors
					2.7		x	Y	I	Election of Directors
					3	x			I	Appointment of independent auditor/public accountant
					4		x	Y	I	Increase of authorized shares of common stock
					5	x			I	Executive Compensation

				Total	11

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	August 25, 2023